U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                              Please print or type.

________________________________________________________________________

  1. Name and address of issuer:

     LEXINGTON GLOBAL FUND, INC.
     PARK 80 WEST PLAZA TWO
     SADDLE BROOK, NJ 07663
________________________________________________________________________

  2. Name of each series or class of funds for which this notice is filed:

     (Fund consists of a single portfolio)
________________________________________________________________________

  3. Investment Company Act File Number:   811-5113

     Securities Act File Number:   033-13431
________________________________________________________________________

  4. Last day of fiscal year for which this notice is filed:

     December 31, 1996
________________________________________________________________________

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                     [ ]
________________________________________________________________________

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     Not applicable.
________________________________________________________________________

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Not applicable.
________________________________________________________________________

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     Not applicable.
________________________________________________________________________

  9. Number and aggregate sale price of securities sold during the fiscal year:

     Number of Shares Sold: 639,550  Sales price: $7,983,790
________________________________________________________________________

  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Number of Shares Sold: 639,550  Sales price: $7,983,790
________________________________________________________________________

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Number of Shares Issued: 452,255  Sales price: $5,069,783
________________________________________________________________________

  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year in          $  7,983,790
            reliance on rule 24f-2 (from Item 10):  ____________________

      (ii)  Aggregate price of shares issued in
            connection with dividend reinvestment   +  5,069,783
            plans (from Item 11, if applicable):    ____________________

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year      - 30,057,733
            (if applicable):                        ____________________

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant     +      0
            to rule 24e-2 (if applicable):          ____________________

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus
            line (ii), less line (iii), plus line    (17,004,160)
            (iv)] (if applicable):                  ____________________

      (vi)  Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation (see       x     1/3300
            Instruction C.6):                       ____________________

      (vii) Fee due [line (i) or line (v)                  0
            multiplied by line (vi)]:               ____________________
                                                    ____________________

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v)
               only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

________________________________________________________________________

  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [ ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


________________________________________________________________________

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By*   /s/ Richard M. Hisey
         ____________________________________________
         RICHARD M. HISEY, VICE PRESIDENT & TREASURER


   Date: February 17, 1997



*Please print the name and title of the signing officer below the signature.